Interest Bearing Liabilities and Financing Facilities - Summary of Interest Bearing Liability and Financing Facility (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of detailed information about interest bearing liability and financing facility [line items]
Beginning balance	$ 5,138	$ 5,430
Repayments	(284)	(283)	$ (784)
Fair value adjustment and foreign exchange movement	16	(7)
Transaction costs capitalised and amortised	4	(2)
Ending balance	4,874	5,138	5,430
Current	(9)	260
Non-current	4,883	4,878
Undrawn balance at 31 December	6,050	4,050
US Bonds [member]
Schedule of detailed information about interest bearing liability and financing facility [line items]
Beginning balance	4,084	4,081
Transaction costs capitalised and amortised	3	3
Ending balance	4,087	4,084	4,081
Current	(3)	(3)
Non-current	4,090	4,087
Medium Term Notes [member]
Schedule of detailed information about interest bearing liability and financing facility [line items]
Beginning balance	385	592
Repayments	(201)	(200)
Fair value adjustment and foreign exchange movement	16	(7)
Ending balance	200	385	592
Current		185
Non-current	200	200
Liquidity Facilities [Member]
Schedule of detailed information about interest bearing liability and financing facility [line items]
Transaction costs capitalised and amortised	(1)
Ending balance	(1)
Current	(1)
Undrawn balance at 31 December	1,800
Bilateral facilities [member]
Schedule of detailed information about interest bearing liability and financing facility [line items]
Beginning balance	(5)	(4)
Transaction costs capitalised and amortised	(1)	(1)
Ending balance	(6)	(5)	(4)
Current	(2)	(2)
Non-current	(4)	(3)
Undrawn balance at 31 December	2,250	2,050
Syndicate Facilities [member]
Schedule of detailed information about interest bearing liability and financing facility [line items]
Beginning balance	591	595
Transaction costs capitalised and amortised	3	(4)
Ending balance	594	591	595
Current	(3)	(3)
Non-current	597	594
Undrawn balance at 31 December	2,000	2,000
JBIC facility [member]
Schedule of detailed information about interest bearing liability and financing facility [line items]
Beginning balance	83	166
Repayments	$ (83)	(83)
Ending balance		83	$ 166
Current		$ 83